OTHER OPERATING ASSETS AND LIABILITIES - Additional Information (Details) - CHF (SFr) SFr in Millions	1 Months Ended	5 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Operating Assets And Liabilities [Abstract]
Write-downs of inventories to the net realizable value			SFr 2.1	SFr 0.7
Value of inventories recognised as expense during period			SFr 226.5	SFr 226.1
Adjustments for increase (decrease) in other liabilities	SFr 216.0
Increase in other noncurrent liabilities		SFr 182.4
Decrease in other current liabilities		SFr 40.1